Debt	12 Months Ended
Dec. 31, 2013
Debt
Debt

Note 12—Debt

        The Company's total debt at December 31, 2013 and 2012, amounted to $8,023 million and $10,071 million, respectively.

Short-term debt and current maturities of long-term debt

        The Company's "Short-term debt and current maturities of long-term debt" consisted of the following:

	December 31,
($ in millions)	2013	2012
Short-term debt (weighted-average interest rate of 6.9% and 1.7%, respectively)	423	1,531
Current maturities of long-term debt (weighted-average nominal interest rate of 3.6% and 4.8%, respectively)	30	1,006

Total	453	2,537

        Short-term debt primarily represented short-term loans from various banks and issued commercial paper.

        At December 31, 2013 and 2012, the Company had in place three commercial paper programs: a $1 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies (which in February 2014, was terminated and replaced with a $2 billion Euro-commercial paper program, also for the issuance of commercial paper in a variety of currencies); a 5 billion Swedish krona commercial paper program for the issuance of Swedish krona and euro-denominated commercial paper and, a $2 billion commercial paper program for the private placement of U.S. dollar denominated commercial paper in the United States. At December 31, 2013 and 2012, $100 million and $1,019 million, respectively, was outstanding under the $2 billion program in the United States. At February 28, 2014, the amount outstanding under the United States program was $1,275 million, with a corresponding increase in cash and equivalents.

        In addition, the Company has a $2 billion multicurrency revolving credit facility, maturing in 2015. The facility is for general corporate purposes, including as a back-stop for the above-mentioned commercial paper programs. Interest costs on drawings under the facility are LIBOR, STIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of between 0.425 percent and 0.625 percent (depending on the Company's credit rating), while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which, given the Company's credit ratings at December 31, 2013, represents commitment fees of 0.166 percent per annum. Utilization fees, payable on drawings, amount to 0.15 percent per annum on drawings over one-third but less than or equal to two-thirds of the facility, or 0.3 percent per annum on drawings over two-thirds of the facility. No utilization fees are payable on drawings representing one-third or less of the total facility. No amount was drawn at December 31, 2013 and 2012. The facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

Long-term debt

        The Company utilizes derivative instruments to modify the interest characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

        The following table summarizes the Company's long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2013			2012
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,211	2.7%	1.2%	2,353	3.4%	1.6%
Fixed rate	5,389	3.1%	3.1%	6,187	3.1%	3.1%

	7,600			8,540
Current portion of long-term debt	(30)	3.6%	3.6%	(1,006)	4.8%	1.3%

Total	7,570			7,534

        At December 31, 2013, the principal amounts of long-term debt repayable at maturity were as follows:

($ in millions)
Due in 2014	30
Due in 2015	44
Due in 2016	1,173
Due in 2017	886
Due in 2018	395
Thereafter	5,088

Total	7,616

        Details of the Company's outstanding bonds were as follows:

	December 31,
	2013			2012
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
4.625% EUR Instruments, due 2013				EUR	700	$931
2.5% USD Notes, due 2016	USD	600	$598	USD	600	$597
1.25% CHF Bonds, due 2016	CHF	500	$568	CHF	500	$557
1.625% USD Notes, due 2017	USD	500	$498	USD	500	$497
4.25% AUD Notes, due 2017	AUD	400	$353	AUD	400	$413
1.50% CHF Bonds, due 2018	CHF	350	$393	CHF	350	$383
2.625% EUR Instruments, due 2019	EUR	1,250	$1,722	EUR	1,250	$1,648
4.0% USD Notes, due 2021	USD	650	$642	USD	650	$641
2.25% CHF Bonds, due 2021	CHF	350	$396	CHF	350	$402
5.625% USD Notes, due 2021	USD	250	$287	USD	250	$291
2.875% USD Notes, due 2022	USD	1,250	$1,230	USD	1,250	$1,224
4.375% USD Notes, due 2042	USD	750	$727	USD	750	$727

Total outstanding bonds			$7,414			$8,311

(1)
USD carrying values include bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.

        During 2013, the Company repaid the 4.625% EUR Instruments, due 2013. The Company had entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate euro obligations and consequently are shown as floating rate debt at December 31, 2012, in the table of long-term debt above.

        The 2.5% USD Notes, due 2016, and the 4.0% USD Notes, due 2021, pay interest semi-annually in arrears, at fixed annual rates of 2.5 percent and 4.0 percent, respectively. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 1.25% CHF Bonds, due 2016, and the 2.25% Bonds, due 2021, pay interest annually in arrears, at fixed annual rates of 1.25 percent and 2.25 percent, respectively. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 1.50% CHF Bonds, due 2018, were issued in January 2012, and the Company recorded net proceeds of CHF 346 million (equivalent to approximately $370 million on date of issuance). The bonds have an aggregate principal of CHF 350 million and pay interest annually in arrears at a fixed annual rate of 1.5 percent. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled.

        The 2.625% EUR Instruments, due 2019, were issued in March 2012, and the Company recorded proceeds (net of fees) of EUR 1,245 million (equivalent to approximately $1,648 million on date of issuance). The instruments have an aggregate principal of EUR 1,250 million and pay interest annually in arrears at a fixed rate of 2.625 percent per annum.

        In May 2012, the Company issued the following notes (i) $500 million of 1.625% USD Notes, due 2017, paying interest semi-annually in arrears at a fixed annual rate of 1.625 percent, (ii) $1,250 million of 2.875% USD Notes, due 2022, paying interest semi-annually in arrears at a fixed annual rate of 2.875 percent, and (iii) $750 million of 4.375% USD Notes, due 2042, paying interest semi-annually in arrears at a fixed annual rate of 4.375 percent. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date. The aggregate net proceeds of these bond issues, after underwriting discount and other fees, amounted to $2,431 million. These notes, registered with the U.S. Securities and Exchange Commission, were issued by ABB Finance (USA) Inc., a 100 percent owned finance subsidiary, and were fully and unconditionally guaranteed by ABB Ltd. There are no significant restrictions on the ability of the parent company to obtain funds from its subsidiaries by dividend or loan. In reliance on Rule 3-10 of Regulation S-X, the separate financial statements of ABB Finance (USA) Inc. are not provided. During the third quarter of 2013, the Company entered into interest rate swaps to hedge obligations on an aggregate principal of $850 million of the 2.875% USD Notes, due 2022. After considering the impact of such swaps, $850 million of the outstanding principal became floating rate obligations and consequently are shown as floating rate debt at December 31, 2013, in the table of long-term debt above.

        The 5.625% USD Notes, due 2021, were assumed in May 2012, upon the acquisition of Thomas & Betts and pay interest semi-annually in arrears at a fixed annual rate of 5.625 percent. These notes, with an aggregate principal of $250 million, were recorded at their fair value on the date the Company acquired Thomas & Betts and are being amortized to par over the period to maturity. The Company has the option to redeem the notes prior to maturity at the greater of (i) 100 percent of the principal amount of the notes to be redeemed, and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 4.25% AUD Notes, due 2017, were issued in November 2012. Net issuance proceeds (after underwriting fees) totaled AUD 398 million (equivalent to approximately $412 million on date of issuance). The notes, with an aggregate principal of AUD 400 million, pay fixed interest of 4.25 percent semi-annually in arrears. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Australian dollar obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The Company's bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

        In addition to the bonds described above, included in long-term debt at December 31, 2013 and 2012, are capital lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.